Other receivables and assets (Tables)	12 Months Ended
Dec. 31, 2020
Other receivables and assets
Other receivables and assets

	As at 31 December
	2020	2019

Prepayments for inventories	1,222,785	758,834
Prepaid income tax	133,090	139,617
Others	335,189	266,252

Subtotal of prepayments	1,691,064	1,164,703

Less: Loss allowance	2,638	2,638

Total prepayments, net	1,688,426	1,162,065

Dividends receivable	50,000	—
Receivables from sales of fuel	249,852	99,649
Others (Note i)	2,222,593	2,077,156
Subtotal of other receivables	2,522,445	2,176,805

Less: Loss allowance	187,675	52,531

Total other receivables, net	2,334,770	2,124,274

Profit compensation from Huaneng Group	—	457,727
VAT recoverable	2,428,315	1,773,396
Finance lease receivables (Note 41)	478,666	483,691
Designated loan to joint ventures	304,306	80,000
Others	138,209	136,610

Subtotal other assets	3,349,496	2,931,424

Less: Loss allowance	64,615	—

Total other assets, net	3,284,881	2,931,424

Gross total	7,563,005	6,272,932

Net total	7,308,077	6,217,763

Gross amounts of other receivables denominated in currencies

	As at 31 December
	2020	2019

RMB	1,945,945	1,943,568
S$(RMB equivalent)	102,484	86,422
US$(RMB equivalent)	16,585	11,898
PKR (RMB equivalent)	457,431	134,917

Total	2,522,445	2,176,805

Movements of other receivables and assets loss allowance

	2020	2019

Beginning of the year	(55,169)	(43,169)
Provision	(148,976)	(25,578)
Reversal	18	2,300
Write-off	3,559	11,278
Others	(62,772)	—
Currency translation differences	8,412	—

End of the year	(254,928)	(55,169)